Stock Based Compensation - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free rate	0.92%	0.92%
Expected volatility	116.00%	116.00%
Expected term	2 years 6 months	2 years 6 months
Maximum [Member]
Risk-free rate	5.15%	5.15%
Expected volatility	170.00%	170.00%
Expected term	7 years 6 months	7 years 6 months